STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Enhanced Index Fund

Steward Select Bond Fund

Steward Small-Mid Cap Enhanced Index Fund

(the “Funds”)

Supplement dated March 15, 2021 to the Currently Effective Prospectus and Statement of Additional Information dated August 31, 2020

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated August 31, 2020.

A.

Effective immediately, Ryan Caylor is added as a co-portfolio manager for Steward Covered Call Income Fund and Steward Global Equity Income Fund, and Brent Lium is added as a co-portfolio manager for Steward Global Equity Income Fund. Mr. Caylor is a Portfolio Manager and Head of Research of Crossmark Global Investments, Inc. (“Crossmark”), the Funds’ investment adviser. Mr. Lium is Managing Director – Head of Equity Investments of Crossmark.

Paul Townsen, Managing Director of Crossmark, continues to serve as a co-portfolio manager for Steward Covered Call Income Fund, and John Wolf, Managing Director of Crossmark, continues to serve as a co-portfolio manager for Steward Global Equity Income Fund. Day-to-day management of Steward Covered Call Income Fund is carried out by Messrs. Townsen and Caylor and day-to-day management of Steward Global Equity Income Fund is carried out by Messrs. Wolf, Lium and Caylor.

B.	Effective immediately, the following is added to the existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Fund	Portfolio Managers	Dollar Range of Equity Securities in Fund Beneficially Owned[1]
Steward Covered Call Income Fund	Ryan Caylor	$1-$10,000
Steward Global Equity Income Fund	Ryan Caylor	$1-$10,000
	Brent Lium	$0

1 Information provided as of December 31, 2020.

C.	Effective immediately, the following replaces existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Portfolio Manager	Number of Registered Investment Companies	Assets under Management	Number of Private Accounts	Assets under Management	Total Assets
Brent Lium[1]	4	$1,173,581,033	946	$2,381,544,340	$3,555,125,373
Ryan Caylor[1]	5	$,1,206,085,947	79	$649,375,361	$1,855,461,308

1 Information provided as of December 31, 2020.

D.	Effective immediately, the following replaces existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age	Positions Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Executive Officers
Michael L. Kern, III, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	President and Treasurer	Since 2016

President, CEO and Treasurer, Crossmark Global Holdings, Inc. (May 2015 - Present); President, CEO and Treasurer, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - Present); Chief Compliance Officer, Crossmark Distributors, Inc. (August 1, 2017 - December 11, 2017 ); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - 2018)

Stratford Cambridge Group Investments – Advisory Board (2011 - 2017); Foundation Capital Resources (2015 - Present)
John R. Wolf 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1961	Executive Vice President	Since 2004	Managing Director, Crossmark Global Investments, Inc. (2019 - Present); Managing Director – Equity Investments, Crossmark Global Investments, Inc. (1996 - 2019)	N/A
Brent Lium, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019

Managing Director – Head of Equity Investments, Crossmark Global Investments, Inc. (February 2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2019 - February 2021); Portfolio Manager, Invesco Ltd. (2001 - 2019)

N/A
Victoria Fernandez, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist, Crossmark Global Investments, Inc. (2018 - Present); Managing Director – Fixed Income Investments, Crossmark Global Investments, Inc. (2012 - 2018)	N/A
Paul Townsen 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director, Crossmark Global Investments, Inc. (2017 - Present); Senior Vice President, Crossmark Global Investments, Inc. (2015 - 2017)	N/A
Ryan Caylor, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	Since 2020

Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present); Senior Research Analyst, Crossmark Global Investments, Inc. (2016 - 2019); Associate, Tudor, Pickering, Holt & Co. (2013 - 2016)

N/A

Charles Sylvester 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1964	Executive Vice President	Since 2020

Managing Director – Head of Sales & Distribution, Crossmark Global Investments, Inc. (October 2019 - Present); Senior Vice President, Crossmark Global Investments, Inc. (June 2019 - September 2019); Senior Vice President, Invesco Ltd. (April 2000 - May 2019)

N/A
Patrick N. Garboden 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1957	Executive Vice President and Liquidity Risk Management Program Administrator	Since 2018	Senior Portfolio Manager, Crossmark Global Investments, Inc. (October 2008 - Present)	N/A
Jim A. Coppedge 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Secretary and Assistant Treasurer	Since 2017

General Counsel and Chief Compliance Officer, Crossmark Global Investments, Inc. (2017 - Present); General Counsel and Chief Compliance Officer, Crossmark Distributors, Inc. (December 11, 2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Global Distributors, Inc. (2018 - Present)

N/A
Jessica Gunter 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1987	Assistant Secretary and Assistant Treasurer	Since 2020	Senior Compliance Officer and Associate General Counsel, Crossmark Global Investments, Inc. (2020 - Present); Teacher, St. Laurence Catholic School (2015 - 2020)	N/A
Patricia Mims 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1960	Assistant Treasurer	Since 2021

Financial Operations Principal, Crossmark Distributors, Inc. (2018 - Present); Senior Compliance Officer, Crossmark Global Investments, Inc. (October 2018 - 2020); Assistant Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - 2020); Senior Compliance Associate, Crossmark Global Investments, Inc. (April 2013 - October 2018)

N/A

[1]

Steward Funds, Inc. officers are elected by the Board annually and hold office until the next annual Board meeting at which officers are elected and until his or her successor is elected and qualified.

Please retain this Supplement for future reference.